Expense Example	Sep. 11, 2026 USD ($)
VegaShares AI Frontier ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
VegaShares Space & AI ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
VegaShares AI & Social Media ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240